Right-of-use assets by the lessee's underlying asset type (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	₩ 590,417	₩ 1,112,796
Real estate
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	556,419	1,077,803
Vehicle
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	20,621	21,994
Others
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	13,377	12,999
Acquisition cost
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	1,016,183	1,357,206
Acquisition cost | Real estate
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	953,135	1,306,759
Acquisition cost | Vehicle
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	36,680	30,051
Acquisition cost | Others
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	26,368	20,396
Accumulated depreciation
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	(425,766)	(244,410)
Accumulated depreciation | Real estate
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	(396,716)	(228,956)
Accumulated depreciation | Vehicle
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	(16,059)	(8,057)
Accumulated depreciation | Others
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	₩ (12,991)	₩ (7,397)